Net debt - Analysis of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Net cash and cash equivalents
Cash and cash equivalents at start of year	£ 157	£ 73	[1]	£ 252	[1]
Cash flow	9	95		(183)
Foreign exchange movements	5	(7)	[1]	4	[1]
Reclassification to held for sale	(11)	(4)
Cash and cash equivalents at end of year	204	157		73	[1]
Financial investments
Financial investments, beginning balance	2,342	1,998		1,981
Cash flow	752	429		(42)
Fair value gains and losses	(12)	14		1
Foreign exchange movements	53	(106)		24
Interest income/(charges)	43	7		34
Other non-cash movements	(15)
Reclassification to held for sale	(87)
Financial investments, ending balance	3,145	2,342		1,998
Borrowings
Borrowings, beginning balance	(31,220)	(30,794)		(28,730)
Impact of transition to IFRS 16						£ (474)
Cash flow	(9,993)	(2,336)		450
Fair value gains and losses	286	159		(57)
Foreign exchange movements	(652)	1,710		(807)
Interest income/(charges)	(1,177)	(946)		(1,092)
Other non-cash movements	34	(136)		(84)
Reclassification to held for sale	5,543	1,123
Borrowings, ending balance	(45,465)	(31,220)		(30,794)
Financing derivatives
Financing derivatives, beginning balance	175	133		(32)
Cash flow	262	4		450
Fair value gains and losses	(604)	31		(246)
Interest income/(charges)	(59)	7		(39)
Reclassification to held for sale	(493)
Financing derivatives, ending balance	(693)	175		133
Net debt
Net debt, beginning balance	(28,546)	(28,590)		(26,529)
Impact of transition to IFRS 16						£ (474)
Cash flow	(8,970)	(1,808)		675
Fair value gains and losses	(330)	204		(302)
Foreign exchange movements	(594)	1,597		(779)
Interest income/(charges)	(1,193)	(932)		(1,097)
Other non-cash movements	19	(136)		(84)
Reclassification to held for sale	4,952	1,119
Net debt, ending balance	(42,809)	(28,546)		(28,590)
Interest received	29	7		35
Cash flows from (used in) decrease (increase) in short-term deposits and investments	781	436		(7)
Interest payable	351	£ 263		£ 246
Non-current assets
Financing derivatives
Financing derivatives, ending balance	264
Net debt
Net debt, ending balance	264
Current assets
Net cash and cash equivalents
Cash and cash equivalents at end of year	204
Financial investments
Financial investments, ending balance	3,145
Financing derivatives
Financing derivatives, ending balance	34
Net debt
Net debt, ending balance	3,383
Current liabilities
Borrowings
Borrowings, ending balance	(12,121)
Financing derivatives
Financing derivatives, ending balance	(136)
Net debt
Net debt, ending balance	(12,257)
Non-current liabilities
Borrowings
Borrowings, ending balance	(33,344)
Financing derivatives
Financing derivatives, ending balance	(855)
Net debt
Net debt, ending balance	(34,199)
Western Power Distribution
Net cash and cash equivalents
Acquisition of WPD	44
Financial investments
Acquisition of WPD	69
Borrowings
Acquisition of WPD	(8,286)
Financing derivatives
Acquisition of WPD	26
Net debt
Acquisition of WPD	£ (8,147)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.